Related Party Transactions	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
20.	RELATED PARTY TRANSACTIONS

The Company’s related parties primarily consist of key management personnel. The Company considers directors and officers of Greenfire Resources Ltd. as key management personnel.

($ thousands)	Year ended December 31, 2025	Year ended December 31, 2024
Salaries, benefits and director fees	$3,172	$5,946

In addition to the compensation disclosed above, key management personnel received approximately 174,000 common shares on the exercise of performance warrants (Note 11) during the year ended December 31, 2025, and held approximately 51,000 share units as at December 31, 2025.

In 2025, Greenfire agreed to reimburse WEF for approximately $2.0 million of legal fees associated with the Change of Control Transaction including its adoption of a shareholder rights plan and related hearings before the Alberta Securities Commission, in which WEF was successful. The reimbursement was reviewed and approved by the independent members of the Company’s Board of Directors.

In 2024, the Company granted and vested 500,000 RSUs with a fair market value of $4.3 million to M3-Brigade Sponsor III, LP (“MBSC Sponsor”) for consulting services related to the Company’s transition to a public company. At the time the services were provided, Matthew Perkal, who is affiliated with MBSC Sponsor, was a member of the Company’s Board of Directors. Mr. Perkal ceased to be a director following the Change of Control Transaction on December 23, 2024.